UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas            Rochester, NY                   02/14/08
-----------------------     ------------------------        -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                                       TITLE                 VALUE     SHRS/     SH/ PUT/    OTHER   INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                         OF CLASS     CUSIP  (x$1000)   PRN AMT    PRN CALL  MANAGERS  DISCRETION SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ABAXIS INC                             COM        002567105   13,054    363,931     SH     N/A       SOLE       363,931
ACI WORLDWIDE INC                      COM        004498101    6,465    339,559     SH     N/A       SOLE       339,559
AIRMEDIA GROUP INC                     COM        009411109    8,520    380,700     SH     N/A       SOLE       380,700
BAIDU.COM INC                          COM        056752108   18,934     48,500     SH     N/A       SOLE        48,500
CBEYOND INC                            COM        149847105    4,983    127,800     SH     N/A       SOLE       127,800
CHINA NEPSTAR CHAIN                    COM        16943C109    7,039    400,400     SH     N/A       SOLE       400,400
CTRIP.COM INTL LTD                     COM        22943F100    9,410    163,736     SH     N/A       SOLE       163,736
DEALERTRACK HOLDINGS INC               COM        242309102    6,947    208,000     SH     N/A       SOLE       208,000
FACTSET RESEARCH SYSTEMS INC           COM        303075105    5,871    105,400     SH     N/A       SOLE       105,400
FOCUS MEDIA HOLDING LTD                COM        34415V109    8,862    156,000     SH     N/A       SOLE       156,000
FUEL TECH INC                          COM        359523107    9,025    399,000     SH     N/A       SOLE       399,000
GMARKET INC                            COM        38012G100   14,399    578,256     SH     N/A       SOLE       578,256
GOOGLE INC                             COM        38259P508    7,397     10,700     SH     N/A       SOLE        10,700
KENEXA CORP                            COM        488879107    7,872    406,000     SH     N/A       SOLE       406,000
LOOPNET INC                            COM        543524300    6,327    450,300     SH     N/A       SOLE       450,300
MINDRAY MED INTL LTD                   COM        602675100    8,579    199,656     SH     N/A       SOLE       199,656
MORGANS HOTEL GROUP CO                 COM        61748W108    7,334    380,000     SH     N/A       SOLE       380,000
NATIONAL RESEARCH CORP                 COM        637372103      638     23,723     SH     N/A       SOLE        23,723
NET 1 UEPS TECHNOLOGIES INC            COM        64107N206   14,437    492,400     SH     N/A       SOLE       492,400
NEW ORIENTAL EDUCATION AND TECHNOLOGY  COM        647581107    9,236    114,600     SH     N/A       SOLE       114,600
ONVIA INC                              COM        68338T403    1,325    157,789     SH     N/A       SOLE       157,789
SEQUENOM INC                           COM        817337405   10,354  1,088,700     SH     N/A       SOLE     1,088,700
UCN INC                                COM        902636109    3,910    892,589     SH     N/A       SOLE       892,589
YUCHENG TECHNOLOGIES LTD               COM        G98777108   10,579    815,044     SH     N/A       SOLE       815,044

                                    24                       201,498

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:         201,498
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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